Mezzanine equity - Rights, preferences and privileges of preferred shares (Details)	12 Months Ended
Dec. 31, 2023 day
Temporary Equity Disclosure [Abstract]
Number of days within which a material breach is to be cured	30
Number of days within which a material illegal act is to be cured	30
Competent directors vote	67.00%
Number of days after the resignation of Mr. Ziyu Shen, to appoint a successor	30
Redemption price percentage	100.00%
Interest rate percentage	8.00%
Conversion ratio	1
Preferred Preference Amount, percentage	100
Ordinary Preference Amount, percentage	100